UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche GNMA Fund
(formerly DWS GNMA Fund)
	Principal Amount ($)	Value ($)
Government National Mortgage Association 86.8%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	3,466,992	3,464,965
3.0%, with various maturities from 9/15/2042 until 11/15/2042	46,294,840	46,763,379
3.1%, with various maturities from 10/15/2041 until 2/15/2042	4,417,950	4,487,569
3.25%, with various maturities from 9/15/2042 until 11/15/2042	5,144,445	5,275,166
3.5%, with various maturities from 12/1/2041 until 2/20/2043 (a)	220,038,357	228,975,829
4.0%, with various maturities from 12/15/2026 until 5/20/2043 (a)	318,819,352	341,528,578
4.25%, with various maturities from 9/15/2040 until 10/15/2041	2,792,982	3,022,009
4.49%, 7/15/2041	1,041,463	1,136,602
4.5%, with various maturities from 6/20/2033 until 5/15/2042 (a)	213,517,614	233,201,782
4.55%, 1/15/2041	3,390,144	3,717,479
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,137,543	1,246,843
5.0%, with various maturities from 3/20/2029 until 7/20/2041	220,171,311	244,109,369
5.5%, with various maturities from 12/15/2025 until 6/15/2042	174,020,222	195,801,964
6.0%, with various maturities from 8/20/2023 until 5/15/2040	122,700,224	139,046,368
6.5%, with various maturities from 11/20/2032 until 3/20/2041	20,503,044	23,197,231
7.0%, with various maturities from 1/15/2036 until 6/20/2039	3,552,523	4,055,688
7.5%, with various maturities from 6/20/2022 until 8/20/2032	199,305	238,673

Total Government National Mortgage Association (Cost $1,454,797,343)		1,479,269,494
Collateralized Mortgage Obligations 25.6%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	908,624	806,047
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	915,235	813,658
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	10,471,034	8,189,560
"UF", Series 3807, 1.351% *, 2/15/2041	746,678	745,185
"PA", Series 4122, 1.5%, 2/15/2042	2,554,558	2,444,039
"PT", Series 3586, 2.334% *, 2/15/2038	4,977,856	4,787,517
"JZ", Series 4288, 2.5%, 3/15/2041	3,543,978	3,017,927
"BC", Series 4144, 2.5%, 12/15/2042	1,200,000	1,011,377
"KB", Series 4144, 2.5%, 12/15/2042	3,200,000	2,703,844
"KH"', Series 4153, 2.5%, 1/15/2043	2,292,400	1,875,321
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,308,880	99,338
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	12,047,394	1,157,227
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,643,237	247,508
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,208,757	207,167
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,331,860	212,891
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,375,960	139,892
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,888,104	188,209
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	3,570,803	405,940
"EM", Series 4057, 3.0%, 6/15/2042	1,674,272	1,679,192
"PZ", Series 4094, 3.0%, 8/15/2042	8,004,057	7,032,029
"ZB", Series 4150, 3.0%, 1/15/2043	3,672,183	3,183,751
"ZB", Series 4183, 3.0%, 3/15/2043	10,361,551	8,796,642
"ZP", Series 4181, 3.0%, 3/15/2043	2,312,068	2,143,745
"JZ", Series 4283, 3.0%, 12/15/2043	3,151,073	3,187,662
"JZ", Series 4279, 3.0%, 12/15/2043	6,090,564	5,078,138
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	4,969,646	544,124
"NZ", Series 4178, 3.5%, 3/15/2043	2,927,766	2,779,182
"DZ", Series 4199, 3.5%, 5/15/2043	10,385,874	9,648,990
"ZG", Series 4213, 3.5%, 6/15/2043	5,782,860	5,787,782
"JZ", Series 4315, 3.5%, 3/15/2044	5,548,265	4,996,095
"TZ", Series 3982, 4.0%, 1/15/2042	2,310,196	2,338,731
"ZC", Series 4158, 4.0%, 1/15/2043	5,077,978	5,054,011
"VZ", Series 4212, 4.0%, 6/15/2043	20,814,830	20,411,543
"KZ", Series 4328, 4.0%, 4/15/2044	6,064,100	6,270,598
"VZ", Series 4323, 4.0%, 4/15/2044	8,053,422	8,077,843
"UZ", Series 4339, 4.0%, 2/15/2054	4,013,333	3,972,914
"UA", Series 4298, 4.0%, 2/15/2054	9,673,540	9,911,168
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	1,631,371	60,356
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	14,980,631	1,909,001
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,458,166	134,860
"CZ", Series 3658, 5.0%, 4/15/2040	2,044,843	2,262,612
"SY", Series 3035, Interest Only, 5.948% **, 9/15/2035	2,264,887	352,043
"SP", Series 3016, Interest Only, 5.958% **, 8/15/2035	509,413	45,685
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	582,287	120,172
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	2,177,311	312,153
"SG", Series 3033, Interest Only, 6.498% **, 9/15/2035	1,540,794	291,392
"A", Series 172, Interest Only, 6.5%, 1/1/2024	186,531	34,418
"SB", Series 2742, Interest Only, 6.848% **, 1/15/2019	2,402,752	234,157
"SN", Series 3175, Interest Only, 6.998% **, 6/15/2036	4,762,055	834,964
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,056,068	2,598,044
"MA", Series 2012-106, 2.0%, 6/25/2042	2,076,389	1,840,294
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	968,947
"ZC", Series 2012-134, 2.5%, 12/25/2042	11,651,745	9,085,291
"PZ", Series 2013-123, 2.7%, 3/25/2043	6,137,666	5,180,905
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,192,460	210,975
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	1,894,859
"PU", Series 2013-30, 3.0%, 4/25/2043	11,881,078	10,545,157
"LZ", Series 2013-45, 3.0%, 5/25/2043	12,892,343	10,951,198
"Z", Series 2013-44, 3.0%, 5/25/2043	2,719,662	2,465,267
"ZC", Series 2013-53, 3.0%, 6/25/2043	13,558,020	11,505,675
"DZ", Series 2013-136, 3.0%, 1/25/2044	13,399,242	11,011,716
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	4,026,471	292,362
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	5,670,480	395,845
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	9,382,973	2,172,506
"ZN", Series 2013-54, 3.5%, 6/25/2043	9,129,810	8,747,402
"ZU", Series 2013-73, 3.5%, 7/25/2043	2,464,412	2,293,318
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	2,718,435	33,366
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,772,408	127,806
"ZM", Series 2013-45, 4.0%, 5/25/2043	1,312,390	1,300,259
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,973,864	7,029,560
"25", Series 351, Interest Only, 4.5%, 5/1/2019	1,426,895	108,848
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,061,074	28,639
"CZ", Series 2011-99, 4.5%, 10/25/2041	6,788,826	7,569,789
"21", Series 334, Interest Only, 5.0%, 3/1/2018	1,380,152	91,449
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,166,299	79,058
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,059,249	71,792
"27", Series 351, Interest Only, 5.0%, 4/1/2019	377,057	32,027
"26", Series 381, Interest Only, 5.0%, 12/25/2020	249,439	23,595
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	449,881	15,335
"ZA", Series 2008-24, 5.0%, 4/25/2038	20,489,262	22,188,267
"ZC", Series 2011-10, 5.0%, 2/25/2041	11,858,721	13,055,723
"KT", Series 2007-32, 5.5%, 4/25/2037	1,025,292	1,135,172
"PJ", Series 2004-46, Interest Only, 5.848% **, 3/25/2034	4,132,948	547,436
"HS", Series 2009-87, Interest Only, 5.998% **, 11/25/2039	8,363,236	1,236,273
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,109,873	2,384,810
"Z", Series 2006-116, 6.0%, 12/25/2036	2,678,882	3,006,184
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	4,255,807	459,333
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	731,620
"PI", Series 2006-20, Interest Only, 6.528% **, 11/25/2030	14,294,904	2,472,457
"SA", Series 2005-17, Interest Only, 6.548% **, 3/25/2035	3,812,499	746,338
"SI", Series 2007-23, Interest Only, 6.618% **, 3/25/2037	3,028,350	428,200
"SJ", Series 2007-36, Interest Only, 6.618% **, 4/25/2037	2,726,987	436,425
"KI", Series 2005-65, Interest Only, 6.848% **, 8/25/2035	1,460,344	281,374
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.00% **, 8/20/2034	107,718	0
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	788,274	562,664
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,126,408
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	6,435,881	243,804
"HX", Series 2012-91, 3.0%, 9/20/2040	11,347,668	11,776,605
"ZD", Series 2013-37, 3.0%, 3/20/2043	2,043,849	2,042,917
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,197,952	5,236,045
"LZ", Series 2013-180, 3.0%, 11/16/2043	11,906,292	10,003,598
"ZJ", Series 2013-106, 3.5%, 7/20/2043	6,062,792	5,903,785
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,338,669	3,102,661
"ZM", Series 2013-170, 4.0%, 11/20/2043	7,782,714	8,049,475
"Z", Series 2014-4, 4.0%, 1/20/2044	5,594,313	5,560,326
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,090,635	4,067,445
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	2,244,422	152,053
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	1,215,077	8,658
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,830,331	1,982,141
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,581,960
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	3,123,901	294,348
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	2,203,446	177,538
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	3,860,839	389,446
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	388,138
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,336,742	271,778
"IP", Series 2011-132, Interest Only, 4.5%, 12/20/2039	12,954,591	1,176,833
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,658,271	3,946,242
"ZV", Series 2011-73, 4.5%, 5/20/2041	13,782,465	14,907,168
"LV", Series 2012-77, 5.0%, 7/20/2026	8,000,000	8,706,770
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	289,786	355
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,681,036	5,289,470
"Z", Series 2008-5, 5.0%, 1/20/2038	4,644,207	4,997,060
"IC", Series 2013-16, Interest Only, 5.0%, 8/20/2038	13,046,833	620,715
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	852,303	103,709
"Z", Series 2009-112, 5.0%, 11/20/2039	11,312,577	12,523,879
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,343,325	1,512,033
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,255,307	129,129
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,050,627	89,361
"PC", Series 2003-19, 5.5%, 3/16/2033	4,166,595	4,713,775
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,723,887	169,851
"Z", Series 2006-12, 5.5%, 3/20/2036	102,217	122,878
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,180,434	2,487,122
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	819,823	81,960
"DZ", Series 2009-106, 5.5%, 11/20/2039	100,305	117,730
"SH", Series 2010-14, Interest Only, 5.848% **, 2/16/2040	8,635,513	1,469,334
"SJ", Series 2011-66, Interest Only, 5.898% **, 5/16/2041	12,757,877	2,104,649
"BS", Series 2011-93, Interest Only, 5.948% **, 7/16/2041	18,418,580	2,749,456
"MS", Series 2012-118, Interest Only, 5.997% **, 9/20/2042	8,072,701	1,090,760
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	3,035,804	44,240
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	504,086	130,883
"SA", Series 2012-84, Interest Only, 6.147% **, 12/20/2038	13,934,020	2,099,164
"AV", Series 2010-14, Interest Only, 6.148% **, 2/16/2040	5,652,042	1,058,111
"ST", Series 2009-31, Interest Only, 6.197% **, 3/20/2039	662,210	84,584
"SM", Series 2009-100, Interest Only, 6.298% **, 5/16/2039	2,088,241	239,574
"AI", Series 2007-38, Interest Only, 6.308% **, 6/16/2037	3,441,415	524,789
"QA", Series 2007-57, Interest Only, 6.347% **, 10/20/2037	2,713,395	395,263
"SL", Series 2009-100, Interest Only, 6.348% **, 5/16/2039	2,413,527	272,180
"S", Series 2003-11, Interest Only, 6.398% **, 2/16/2033	1,470,238	234,512
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	999,317	189,247
"SL", Series 2007-26, Interest Only, 6.648% **, 5/16/2037	5,589,193	1,021,276
"S", Series 1999-17, Interest Only, 8.048% **, 5/16/2029	766,051	134,572
"SA", Series 1999-44, Interest Only, 8.398% **, 12/16/2029	701,998	118,225

Total Collateralized Mortgage Obligations (Cost $429,531,881)		436,898,148
Government & Agency Obligations 8.3%
U.S. Government Sponsored Agencies 1.6%
Federal National Mortgage Association, 3.0%, 11/15/2027	23,250,000	21,589,855
Tennessee Valley Authority Principal Strip, Zero Coupon, 1/15/2038	15,165,000	5,597,705

		27,187,560
U.S. Treasury Obligations 6.7%
U.S. Treasury Bill, 0.065% ***, 8/14/2014 (b)	7,983,000	7,982,785
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)	50,000,000	50,515,600
1.0%, 9/30/2016	10,000,000	10,096,880
1.5%, 5/31/2019 (e)	45,000,000	44,775,000

		113,370,265

Total Government & Agency Obligations (Cost $141,684,573)		140,557,825

	Contract Amount	Value ($)
Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	42,100,000	908,905
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	1,103,941
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	942,961

Total Call Options Purchased (Cost $6,260,633)		2,955,807
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	375,531
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	451,529

Total Put Options Purchased (Cost $3,242,687)		827,060

	Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $65,702,896)	65,702,896	65,702,896
Cash Equivalents 0.2%
Central Cash Management Fund, 0.06% (f) (Cost $3,419,805)	3,419,805	3,419,805

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,104,639,818) †	125.0	2,129,631,035
Other Assets and Liabilities, Net	(25.0)	(426,267,802)

Net Assets	100.0	1,703,363,233

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

**	These securities are shown at their current rate as of June 30, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,105,514,869.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $24,116,166.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,798,667 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,682,501.

(a)	When-issued or delayed delivery security included.
(b)	At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open centrally cleared swap contracts.
(d)	At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(e)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $64,675,000, which is 3.8% of net assets.

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	9/30/2014	631	75,379,852	210,797
U.S. Long Bond	USD	9/19/2014	190	26,065,625	154,375
Ultra Long U.S. Treasury Bond	USD	9/19/2014	296	44,381,500	396,686
Total unrealized appreciation					761,858

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2014	690	86,368,594	(194,063)

Currency Abbreviation

USD	United States Dollar

At June 30, 2014, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs

	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)

Call Options

30-Year GNSF	3.0	30,000,000	7/14/2014	99.234	262,500	(471,057)
30-Year GNSF	3.0	30,000,000	8/14/2014	98.922	335,155	(539,982)
30-Year GNSF	3.0	30,000,000	9/11/2014	100.250	229,688	(278,298)
30-Year GNSF	3.0	30,000,000	9/11/2014	100.297	228,516	(270,876)
30-Year GNSF	3.5	30,000,000	8/14/2014	102.875	239,063	(361,746)
30-Year GNSF	3.5	30,000,000	9/11/2014	103.531	189,844	(243,591)
30-Year GNSF	3.5	30,000,000	9/11/2014	103.531	189,844	(243,591)
30-Year GNSF	4.0	30,000,000	8/14/2014	105.781	180,469	(314,268)
30-Year GNSF	4.0	30,000,000	9/11/2014	106.500	142,969	(168,423)
30-Year GNSF	4.0	30,000,000	9/11/2014	106.469	140,625	(173,316)
Total Call Options					2,138,673	(3,065,148)

Put Options
30-Year GNSF	3.5	30,000,000	8/14/2014	101.875	250,781	(45,258)
30-Year GNSF	4.0	30,000,000	8/14/2014	104.781	196,875	(26,526)
Total Put Options					447,656	(71,784)

Total					2,586,329	(3,136,932)

(h)	Unrealized depreciation on written options on mortgage-backed securities - TBAs at June 30, 2014 was $550,603.

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options
Receive Fixed – 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	51,000,000	1	5/5/2016	572,475	(440,043)
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(1,369,522)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(1,193,100)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	42,100,000	1	4/20/2016	1,500,865	(482,373)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(134,620)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	601,800	(134,620)
Total Call Options					6,485,772	(3,754,278)

Put Options
Pay Fixed – 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	51,000,000	1	5/5/2016	572,475	(534,919)
Pay Fixed – 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	45,900,000	3	6/3/2015	491,130	(392,803)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(14,377)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	130,050	(14,377)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	45,900,000	1	3/4/2015	481,950	(529,654)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	36,500,000	4	10/22/2014	463,550	(205,488)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	45,900,000	3	1/30/2015	566,865	(523,629)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	51,000,000	5	1/26/2015	514,466	(672,149)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	36,500,000	3	10/17/2014	503,700	(271,283)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(767,590)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(862,303)
Total Put Options					7,534,818	(4,788,572)

Total					14,020,590	(8,542,850)

(i)	Unrealized appreciation on written options on interest rate swap contracts at June 30, 2014 was $5,477,740.

At June 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2014 6/3/2025	48,500,000	Fixed — 3.0%	Floating —- LIBOR	(1,459,267)	(1,388,495)
12/30/2014 12/30/2016	241,500,000	Fixed — 1.173%	Floating — LIBOR	(1,240,247)	(1,265,417)
12/30/2014 12/30/2019	12,400,000	Fixed — 2.522%	Floating — LIBOR	(314,528)	(325,147)
12/30/2014 12/30/2024	52,800,000	Fixed — 3.524%	Floating — LIBOR	(3,384,132)	(3,378,929)
12/30/2014 12/30/2034	153,400,000	Fixed — 4.01%	Floating — LIBOR	(16,408,860)	(16,454,443)
5/11/2015 5/11/2045	51,000,000	Fixed — 3.56%	Floating — LIBOR	(1,072,607)	(1,043,717)
12/30/2014 12/30/2044	35,600,000	Floating — LIBOR	Fixed — 4.081%	4,741,703	4,785,870
Total net unrealized depreciation					(19,070,278)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	48,500,000	1	Floating — LIBOR	Fixed — 3.0%	(293,007)	—	(293,007)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Barclays Bank PLC
GNSF: Government National Single Family
Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Government National Mortgage Association	$—	$1,479,269,494	$—	$1,479,269,494
Collateralized Mortgage Obligations	—	436,898,148	—	436,898,148
Government & Agency Obligations	—	140,557,824	—	140,557,824
Short-Term Investments (j)	69,122,701	—	—	69,122,701
Derivatives (k)
Futures Contracts	761,858	—	—	761,858
Purchased Options	—	3,782,867	—	3,782,867
Interest Rate Swaps	—	4,785,870	—	4,785,870

Total	$69,884,559	$2,065,294,203	$—	$2,135,178,762

Liabilities
Derivatives (k)
Futures Contracts	$(194,063)	$—	$—	$(194,063
Written Options	—	(11,679,782)	—	(11,679,782
Interest Rate Swap Contracts	—	(24,149,155)	—	(24,149,155

Total	$(194,063)	$(35,828,937)	$—	$(36,023,000

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$567,795	$(19,363,285)	$(793,316)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014